PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of net value of leased assets

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	3,567,558,224	4,396,121,001
Machinery and equipment	8,785,627,088	10,322,000,488
Motor vehicles	45,116,481	58,256,515
Furniture, fixture and office equipment	501,050,699	834,725,017
	12,899,352,492	15,611,103,021
Less: Accumulated depreciation	(3,497,199,736)	(3,863,719,503)
Subtotal	9,402,152,756	11,747,383,518
Construction in progress	806,051,793	708,060,041
Property, plant and equipment, net	10,208,204,549	12,455,443,559